Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net - Systems & Equipment and PPE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, net	$ 581	$ 622
Property, plant and equipment - net	85	74
Depreciation expense	$ 171	176	$ 181
Buildings
Property, Plant and Equipment [Line Items]
Estimated life in years	40 years
Terminals and systems
Property, Plant and Equipment [Line Items]
Estimated life in years	10 years
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated life in years	5 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated life in years	10 years
Systems & Equipment, net
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, gross	$ 2,247	2,233
Accumulated depreciation	(1,666)	(1,611)
Systems, equipment and other assets related to contracts, net	581	622
Systems & Equipment, net | Land
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, gross	0	0
Systems & Equipment, net | Buildings
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, gross	0	0
Systems & Equipment, net | Terminals and systems
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, gross	2,048	2,048
Systems & Equipment, net | Furniture and equipment
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, gross	146	142
Systems & Equipment, net | Construction in progress
Property, Plant and Equipment [Line Items]
Systems, equipment and other assets related to contracts, gross	53	43
PPE, net
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	338	318
Accumulated depreciation	(254)	(244)
Property, plant and equipment - net	85	74
PPE, net | Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1	1
PPE, net | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13	14
PPE, net | Terminals and systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0	0
PPE, net | Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	292	285
PPE, net | Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 32	$ 18